Securities sold under repurchase agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Securities sold under repurchase agreements
Financing transactions under repurchase agreements	$ 300,498	$ 427,497
Interest expense related to financing transactions	$ 7,300	$ 956	$ 432